CASH AND CASH EQUIVALENTS - Market Risks (Details) - Interest rate risk [member] - ZAR (R)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Market Risk, Increase In 100 Basis Points Effect On Equity And Profit Loss	R 1,180,000	R 1,105,000
Market Risk, Decrease In 100 Basis Points Effect On Equity And Profit Loss	(1,180,000)	(1,105,000)
Cash and Cash Equivalents [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Market Risk, Increase In 100 Basis Points Effect On Equity And Profit Loss	3,021,000	2,537,000
Market Risk, Decrease In 100 Basis Points Effect On Equity And Profit Loss	R (3,021,000)	R (2,537,000)